Note 15 - Subsequent Events (Details Textual) - USD ($)	1 Months Ended
	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Mar. 30, 2016	Aug. 31, 2016
Acuitas [Member]
Warrant Term	5 years	5 years	5 years	5 years	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	431,818	363,636	306,818	200,000	450,000		2,028,029
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.33	$ 0.33	$ 0.33	$ 0.47	$ 0.47		$ 0.33
Subsequent Event [Member] | Acuitas [Member]
Warrant Term						5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						450,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.50
Acuitas [Member] | March 2016 Promissory Note [Member]
Proceeds from Issuance of Debt					$ 900,000
Debt Instrument, Term					30 days
Debt Instrument, Interest Rate, Stated Percentage					8.00%
Debt Instrument, Interest Rate, Stated Percentage After Maturity Date					12.00%
Acuitas [Member] | March 2016 Promissory Note [Member] | Subsequent Event [Member]
Proceeds from Issuance of Debt						$ 900,000
Debt Instrument, Term						30 years
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Debt Instrument, Interest Rate, Stated Percentage After Maturity Date						12.00%